Schedule of Investments (Unaudited)		September 30, 2020
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 92.7%
Capital Equipment - 2.2%
Aerospace & Defense-2.2%
4,000	Lockheed Martin Corp.	$1,533,120

Consumer Cyclical - 16.8%
Apparel Manufacturing-2.0%
11,000	NIKE, Inc. - CL B	1,380,940

Automobile-0.6%
1,000	Tesla, Inc. *	429,010

Housing-2.4%
20,000	Lennar Corp. - CL A	1,633,600

Leisure Service-9.1%
25,000	DraftKings, Inc. *	1,471,000
24,000	Las Vegas Sands Corp.	1,119,840
2,500	Netflix, Inc. *	1,250,075
40,000	Norwegian Cruise Line Holdings Ltd. *	684,400
20,000	Uber Technologies, Inc. *	729,600
13,000	Wynn Resorts Ltd.	933,530
		6,188,445

Media-Radio/TV-2.7%
15,000	Walt Disney Co.	1,861,200

Financial - 16.3%
Bank-Money Center-5.0%
10,000	Goldman Sachs Group, Inc.	2,009,700
15,000	JPMorgan Chase & Co.	1,444,050
		3,453,750

Finance-Miscellaneous-11.3%
14,000	MasterCard, Inc. - CL A	4,734,380
15,000	Visa, Inc. - CL A	2,999,550
		7,733,930

Healthcare - 2.7%
Healthcare-Biomedical/Genetic-0.9%
145,000	Amarin Corp. - ADR *	610,450

Healthcare-Patient Care-1.8%
4,000	UnitedHealth Group, Inc.	1,247,080

Retail - 18.2%
Retail-Major Chain-2.6%
5,000	Costco Wholesale Corp.	1,775,000

Retail-Restaurant-1.6%
5,000	McDonald's Corp.	1,097,450

Retail-Specialty-14.0%
2,700	Amazon.com, Inc. *	8,501,571
20,000	TJX Companies, Inc.	1,113,000
		9,614,571

Technology - 30.4%#
Computer Data Storage-5.4%
32,000	Apple, Inc.	3,705,920

Computer-Software-5.7%
15,000	Microsoft Corp.	3,154,950
3,000	Spotify Technology *	727,710
		3,882,660

Electronic-Semiconductor-7.7%
25,000	Advanced Micro Devices, Inc. *	2,049,750
6,000	NVIDIA Corp.	3,247,320
		5,297,070

Internet-11.6%
8,000	Akamai Technologies, Inc. *	884,320
3,000	Alphabet, Inc. - CL C *	4,408,800
10,000	Facebook, Inc. - CL A *	2,619,000
		7,912,120

Transportation - 6.1%
Airline-6.1%
60,000	Delta Air Lines, Inc.	1,834,800
62,000	Southwest Airlines Co.	2,325,000
		4,159,800

Total Common Stocks (Cost $33,460,584)		63,516,116

MONEY MARKET FUNDS - 4.0%
2,734,807	First American Government Obligations Fund - Class X, 0.07% ^	2,734,807
Total Money Market Funds (Cost $2,734,807)		2,734,807

	Total Investments (Cost $36,195,391) - 96.7%	66,250,923
	Other Net Assets Less Liabilities - 3.3%	2,295,600
	TOTAL NET ASSETS - 100.0%	$68,546,523

	ADR - American Depositary Receipt
*	Non Income Producing.
#
As of September 30, 2020, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	Rate shown is the seven day effective yield at September 30, 2020.
	Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$63,516,116	$-	$-	$63,516,116
Money Market Funds	2,734,807	-	-	2,734,807
Total Investments	$66,250,923	$-	$-	$66,250,923

Refer to the Schedule of Investments for futher information on the classification of investments.